Angel Oak Mortgage Trust 2023-5 ABS-15G

Exhibit 99.30

Loan Level Exceptions

Run Date - 7/25/2023

Recovco Loan ID	Loan #1	Loan #2	Project Name	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
xxx	xxx	2023050276	xxx	xxx	3	2	1	1	3	1	1	2	*** (CURED) TRID - XXX% tolerance violation - XXX
COMMENT:   This loan failed the charges that in total cannot increase more than XXX% test. (XXX) Because the loan failed the initial xxx delivery date test any values that would change under a valid xxx if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases:xxx. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) TRID - XXX - XXX
COMMENT:   This loan failed the charges that cannot increase test. (XXX)  Because the loan failed the initial xxx. delivery date test, any values that would change under a valid xxx if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on XXX  did not reset the baseline: Loan Origination Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) TRID- XXX delivery date test fail - XXX
COMMENT: This loan failed the xxx. delivery date test ( XXX ) The initial xxx is missing from the loan file. The only xxx provided was issued XXX and signed at consummation. The violation can be cured by providing the initial xxx as xxx as evidence showing that it was received by the consumer XXX xxx to the xxx XXX. If disclosure was delivered electronically, the XXX is required as xxx.	*** (WAIVED) Missing XXX Reimbursement Documentation (for requirements not related to a tolerance fail) - EV W
																COMMENT: This loan failed the reimbursement date post-consummation revised xxx. delivery date test. The PCCD's issued on XXX and XXX was provided more than XXX calendar days after the consummation date,XXX. Per § XXX), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than XXX calendar days after consummation. No rebuttal response required. Cure accepted XXX days from discovery.
xxx	xxx	2023050039	xxx	xxx	3	1	1	3	1	1	1	1			*** (CURED) Missing XXX - xxx COMMENT: The XXX is missing from the loan file.
xxx	xxx	2023050265	xxx	xxx	3	2	3	1	1	2	1	1	*** (OPEN) Missing Doc - XXX
COMMENT: The xxx. have a collection within the prior XXX months. The credit report XXX and credit supplement p.XXX both show a collection with xxx. with XXX opened in XXX for the amount of XXX. Guidelines state there can be no collections in the last XXX months.	*** (CURED) Missing Documentation - XXX
COMMENT:   The loan file is missing the XXX letter confirming the XXX% of ownership the xxx has in the XXX. Guidelines state that a minimum of XXX ownership is required for the XXX.

*** (CURED) Missing Documentation - XXX
COMMENT:   The XXX .XXX states the xxxs rent their current primary residence with no monthly payment amount. The XXX p.XXX shows the current housing payment as XXX. There is no documentation in the loan file to verify what the xxx. current housing payment is or to document the most recent XXX-month payment history.

*** (CURED) Missing the xxx. showing the updated xxx. of XXX - XXX
															COMMENT: The XXXoffer #XXX p.XXX states the xxx. of the subject is XXX. The XXX P. XXX shows the XXX is $XXX. The loan file is missing the XXX xxx. showing the xxx. is $XXX.
xxx	xxx	2023050277	xxx	xxx	3	2	3	1	3	1	1	2	*** (OPEN) Missing xxx xxx.Documentation (for requirements not related to a tolerance fail) - XXX
COMMENT: This loan failed the reimbursement date post-consummation revised xxx delivery date test. The xxx issued on X/XX/XXXX was provided more than XXX calendar days after the consummation date, XX/X/XXXX. Per XXX), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected xxx that reflects the reimbursement no later than XXX calendar days after consummation. No rebuttal response required. Cure accepted XXX days from discovery.	*** (CURED) Missing Documentation - XXX
COMMENT:   The xxx is a xxx The loan file is missing the xxx

*** (CURED) TRID - XXX% tolerance violation - XXX
															COMMENT: The loan failed the charges that in total cannot increase more than XXX test (XXX). The increase to the following fee(s) was not accepted because a valid reason was not provided: (xxx) on XXX. A xxx in the amount of XXX is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: xxx to xxx xxx xxx, and xxx (mailing label).
xxx	xxx	2023050266	xxx	xxx	3	2	3	1	2	2	1	1	*** (OPEN) xxx does not meet guideline requirment - XXX
COMMENT: The XXX gift given at closing is not properly documented as the gift letter (p.XXX) is not signed by the xxx or xxx and does not list the date of transfer or the xxxs xxx. There is also a gift of XXX from the same person documented with the deposit (p.XXX) and gift letter that does not have the xxx xxx (p.XXX). Additionally, the file does not contain evidence of the transfer from the xxx account as required (cxxx, or wire from xxx X/XX/XXX exception received for gift letter not signed based on the following compensating factor, the files contains validation of the wire to title of the gift funds.	*** (CURED) Cxxxdoes not meet guidelines (ATR) -XXX
COMMENT:   The XXX reflects the xxx. owns the departure residence free and clear; however, the file contains a letter (p.XXX) that states he owns the mobile home but does not own the land, he rents it.  The loan file does contain a XXX-month rental history for the land from XXX thru XXX; however, the Mobile Home title provided showing it is owned free and clear reflects the mobile home was purchased XXX.  The file does not contain any clarification of what he lived in prior to XXX if the mobile home was just purchased.

*** (CURED) Missing asset documentation XXX - XXX
COMMENT:   There is a deposit on XXX of XXX (p.XXX) that says it is from xxx. but the file does not contain the XXX to source the finds.

*** (CURED) Missing sufficient employment documentation XXX - XXX
COMMENT:   The XXX search dated XXX for Top Spa Nails (p.XXX) that shows the status as Dissolved.

*** (CURED) Quality of Appraisal Report Unacceptable - XXX
COMMENT:   The appraiser states the contract was reviewed and has a sales price of XXX; however, the final xxx. shows a sales price of XXX.  The contract (p.XXX) shows a sales price of $XXX with an addendum (p.XXX) dated XXX (after the appraisal) reducing to $XXX.  The appraisal does not reflect the correct sales price from the original contract or the addendum.

*** (CURED) Title issue - XXX
															COMMENT: The preliminary title (p.XXX) reflects three liens against the seller. The subject loan does not contain evidence these were satisfied.
xxx	xxx	2023050267	xxx	xxx	3	2	3	3	1	2	1	1	*** (CURED)xxx insufficient/does not meet guidelines (ATR) -XXX
COMMENT:   The subject property mortgages being refinanced do not reflect on the xxx.  The file contains a XXX for the first mortgage with XXX (p.XXX)and the HELOC with xxx. (.XXX) and it shows they are in the xxx’s XXX name.  The loan file does XXX showing the payments for the XXX first loan; however, does not contain evidence of a XXX-month payment history for the XXX.

*** (CURED) XXX - EV R
COMMENT:   The XXX (p.XXX) has the XXX and has coverage of XXX increased to XXX, which is not sufficient for the loan amount.  The loan file does not contain the replacement cost estimate to verify coverage is sufficient and does not contain the policy with the subject lender as the Mortgagee.

*** (CURED) Missing XXX (ATR) - EV R
COMMENT:   XXX reflects qualifying income of XXX/month consisting of XXX/month from XXX, XXX and XXX/month from XXX. xxx.  xxx is not supported. xxx for XXX is XXX and audit income for XXX is XXX for total of XXX/month.  xxx  is still within guidelines; however, the audit income for XXX is not accurate as the loan file was supposed to contain XXX-months XXX and the loan file contains only XXX-months statements for the Bank of the XXX.  The file is missing the following statements:  XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, and XXX,  Based on the worksheet in the file for XXX (p.XXX) there were XXX-months XXX; however, they are not in the file.  Income was calculated using the months that were in the file.

*** (CURED) xxx  indicated - XXX
COMMENT:   The appraisal is completed as is however, page XXX of the appraisal states Missing CO detector must be installed immediately (p.XXX).  The loan file does not contain evidence this was done.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - XXX
COMMENT: Per the loan application, the xxx owns three additional properties, all secured by mortgages from XXX; however, the credit report does not XXX and the mortgages reflected on the credit report are documented with mortgage statements in the file but are not on the application. It appears these properties were refinanced. The loan file does not contain the final Closing Disclosures for the refinances of all three properties (XXX ) confirming the mortgages on the credit report (PHH Mortgage Services & Central Loan Admin) have been paid in full and verifying the disclosed mortgages and disclosed PITIA for each property.	*** (WAIVED) xxxr is not an individual - xxx
																COMMENT: The subject loan closed in a xxx. The loan file does not have a copy of the xxx and evidence it meets the requirements per lender guidelines section XXX Exception received for closing in a trust. Compensating factors are XXX months in reserves, XXX% xxx. vs XXX%.
xxx	xxx	2023050259	xxx	xxx	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - XXX
COMMENT:   The XXX to xxx for the xxx. primary xxx beginning XXX are not properly verified.  Per the explanation (XXX), he made xxx. payments for XXX (XXX each) for XXX, XXX and XXX XXX. The xxx in the file supports xxx of $XXX.  There is evidence of a check of $XXX (p.XXX); however, there is not evidence who that check was paid to as the bank statement just says the check number XXX and the file does not contain a copy of the check to verify it was paid to xxx.

*** (CURED) xxx does not meet eligibility requirement(s) - XXX
COMMENT:   Origination excluded the XXX debt payment of XXX from the XXX and a comment on the XXX states “The XXX (#XXX) will be paying off the XXX so the debt is excluded from the XXX”.  The loan file contains the final xxx for loan #XXX (p.XXX) and it does not reflect the XXX paid off.  When the payment is included in the XXX, it increases to XXX which exceeds guideline maximum of XXX

*** (CURED) xxxoutside of guidelines (ATR) - XXX
COMMENT:   Origination excluded the XXX payment of $XXX from the XXX and a comment on the XXX states “The simultaneous loan (#XXX) will be paying off the XXX so the debt is excluded from the XXX”.  The loan file contains the final xxx for loan #XXX (p.XXX) and it does not reflect the XXX account paid off.  When the payment is included in the XXX, it increases to XXX% which exceeds guideline maximum of XXX%.

*** (CURED) Unable to verify all credit obligations (ATR) - XXX
COMMENT:   Origination excluded the XXX debt payment of $XXX from the XXX and a comment on the XXX states “The XXX (#XXX) will be paying off the XXX acct so the debt is excluded from the XXX”.  The loan file contains the XXX for loan #XXX (p.XXX) and it does not reflect the XXX account xxx.  When the payment is included in the XXX, it increases to XXX% which exceeds guideline maximum of XXX%.

*** (CURED) Unable to verify xxx on otherxxx - XXX
															COMMENT: Per thexxx (p.XXX), the xxx. owns two additional properties that were not disclosed at origination and xxx for each property was not included in the xxx The xxx owns a property located at XXX since XXX and XXX
xxx	xxx	2023050260	xxx	xxx	3	1	3	1	1	1	1	1			*** (CURED) xxx insufficient - EV R COMMENT: The file included XXX xxx. for XXX properties (pages XXX) to document the fxxx. The xxx were not executed.
xxx	xxx	2023050261	xxx	xxx	1	1	1	1	1	1	1	1
xxx	xxx	2023050262	xxx	xxx	1	1	1	1	1	1	1	1
xxx	xxx	2023050263	xxx	xxx	1	1	1	1	1	1	1	1
xxx	xxx	2023050264	xxx	xxx	3	1	3	1	1	1	1	1			*** (CURED) Amount ofxxx is less than xxx -XXX COMMENT: The xxxfor thexxx is XXX. The xxx in the file shows proposed coverage of only $XXX.
xxx	xxx	2023050285	xxx	xxx	1	1	1	1	1	1	1	1